Forecasted Benefit Payments Including Effect of Expected Future Service (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
2015	¥ 65,570
2016	68,183
2017	70,083
2018	71,558
2019	72,543
2020-2024	¥ 355,295